OTHER CURRENT LIABILITIES (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Notes to Financial Statements
Accrued payroll and other benefits	$ 1,659,577	$ 792,746
Accrued rent and facilities costs	160,544
Accrued interest	138,605	42,824
Accrued professional fees	126,384
D&O insurance financing payable	52,530
Other accrued expenses	30,000	1,526
Deferred revenue	20,631	30,690	$ 36,299
Other current liabilities		11,236
TOTAL OTHER CURRENT LIABILITIES	$ 2,188,271	$ 879,022